Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - September | iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $2.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.50%
Innovator U.S. Small Cap Power Buffer ETF™ - September | iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $235.17 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator U.S. Small Cap Power Buffer ETF™ - September | iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $199.89 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Small Cap Power Buffer ETF™ - September | iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $275.62 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.50%)